Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic earnings per share (in USD cents per share)	$ 0.89	$ 0.82	$ 0.20
Diluted earnings per share (in USD cents per share)	$ 0.88	$ 0.81	$ 0.19
Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
Profit attributable to owners of the parent	$ 789.3	$ 723.0	$ 161.6
South Deep minority interest at 10%	(7.4)	(3.7)	0.0
Diluted profit attributable to owners of the parent	$ 781.9	$ 719.3	$ 161.6
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Weighted average number of ordinary shares (in shares)	887,306,342	878,661,474	827,386,603
Potentially dilutive share options in issue (in shares)	6,191,197	11,180,243	11,847,499
Diluted weighted average number of ordinary shares (in shares)	893,497,539	889,841,717	839,234,102
Long-form headline earnings reconciliation
Headline earnings per share (in USD cents per share)	$ 1	$ 0.83	$ 0.20
Profit attributable to owners of the parent	$ 789.3	$ 723.0	$ 161.6
(Profit)/loss on disposal of assets, net	(5.9)	0.1	(0.8)
(Profit)/loss on disposal of assets	(8.5)	0.2	(1.2)
Taxation effect	2.6	(0.1)	0.4
Impairment, reversal of impairment and write-off of investments and assets and other, net	106.6	6.2	1.9
Impairment, net of reversal of impairment of investments and assets	42.4	(50.6)	9.8
Write-off of exploration and evaluation assets	21.3	16.9	30.0
Asanko Gold mine impairment	52.8	49.5	0.0
Profit on disposal of Maverix	0.0	0.0	(33.8)
Release of foreign exchange reserve on disposal of subsidiary	0.0	0.0	4.6
Loss on disposal of subsidiary	0.0	0.0	0.3
Taxation effect	(9.9)	(8.9)	(9.0)
Non-controlling interest effect	0.0	(0.7)	0.0
Headline earnings	$ 890.0	$ 729.3	$ 162.7
Diluted headline earnings per share (in USD cents per share)	$ 0.99	$ 0.82	$ 0.19
Headline earnings has been adjusted by the following to arrive at dilutive headline earnings:
Headline earnings	$ 890.0	$ 729.3	$ 162.7
South Deep minority interest at 10%	(7.4)	(3.7)	0.0
Diluted headline earnings	$ 882.6	$ 725.6	$ 162.7
Weighted average number of shares issued (in shares)	887,306,342	878,661,474	827,386,603
Diluted Profit Loss From Continuing Operations Attributable To Ordinary Equity Holders Of Parent Entity	$ 781.9	$ 719.3	$ 161.6
Percentage of NCI attributable to parent	10.00%
Headline weighted average number of ordinary shares, continuing operation	887,306,342	878,661,474	827,386,603
Diluted headline weighted average number of ordinary shares, continuing operation	839,497,539	889,841,717	839,234,102
Diluted Headline earnings	$ 882.6	$ 725.6	$ 162.7
Percentage of NCI related to headline earnings attributable to parent	10.00%